Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Detail) - shares shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	1,249.1	1,250.5	1,247.8
Dilutive share options outstanding	0.1	0.5	1.6
Other potentially issuable shares	8.1	8.4	11.8
Weighted average shares used in diluted EPS calculation	1,257.3	1,259.4	1,261.2